DREYFUS LIFETIME PORTFOLIOS, INC.
                                200 PARK AVENUE
                              NEW YORK, NY  10166

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

      24f-2 Notice - DREYFUS LIFETIME PORTFOLIOS, INC.
      Registration Statement No. 33-66088 - CIK #909230

Gentlemen:

    On July 23, 1993, the Registration Statement of Dreyfus LifeTime Portfolios, Inc. (formerly, Dreyfus Growth Allocation Fund, Inc.) was declared effective by the SEC. This Registration Statement represented the Fund's election to register an indefinite number of shares and this Notice, filed pursuant to Rule 24f-2, is for the fiscal year ended September 30, 1995.

    The following information is furnished:
                                                    INVESTOR
                                                     CLASS         CLASS R
    GROWTH PORTFOLIO

    (a) Total number of shares sold during
        fiscal year ended 9/30/95 subject
        to registration under Rule 24f-2,           4,636 shs      540 shs
        and the dollar amount thereof:              $67,618        $7,843

    (b) Less shares redeemed during
        fiscal year ended 9/30/95,                    370 shs      -0- shs
        and the dollar amount thereof:              $ 5,256        $ -0-
                                                    ---------      -------
        Net sales (redemptions) during
        fiscal year ended 9/30/95, and              4,266 shs      540 shs
        the dollar amount thereof:                  $62,362        $7,843
                                                    =========      =======

     Net sales dollar amount of $70,205 (Investor Class and Class R) @ 1/29 of 1% = $24.20.


    GROWTH AND INCOME PORTFOLIO

    (a) Total number of shares sold during
        fiscal year ended 9/30/95 subject
        to registration under Rule 24f-2,             654 shs     46,375 shs
        and the dollar amount thereof:                $9,353      $644,735

    (b) Less shares redeemed during
        fiscal year ended 9/30/95,                     66 shs      1,438 shs
        and the dollar amount thereof:                $  915      $ 20,620
                                                      -------     ----------
        Net sales (redemptions) during
        fiscal year ended 9/30/95, and                588 shs     44,937 shs
        the dollar amount thereof:                    $8,438      $624,115
                                                      =======     ==========

     Net sales dollar amount of $632,553 (Investor Class and Class R) @ 1/29 of 1% = $218.12.
                                      -2-

                                                    INVESTOR
                                                     CLASS         CLASS R

    INCOME PORTFOLIO

    (a) Total number of shares sold during
        fiscal year ended 9/30/95 subject
        to registration under Rule 24f-2,             353 shs        655 shs
        and the dollar amount thereof:               $4,669         $8,845

    (b) Less shares redeemed during
        fiscal year ended 9/30/95,                    353 shs        -0- shs
        and the dollar amount thereof:               $4,658         $- 0 -
                                                     --------       --------
        Net sales (redemptions) during
        fiscal year ended 9/30/95, and                -0- shs        655 shs
        the dollar amount thereof:                   $   11         $8,845
                                                     ========       ========

     Net sales dollar amount of $8,856 (Investor Class and Class R) @ 1/29 of 1% = $3.05.


                               CALCULATION OF FEE

    Growth Portfolio - Net sales dollar amount of $70,205 @ 1/29 of 1%
= $24.20

    Growth and Income Portfolio - Net sales dollar amount of $632,553 @ 1/29 of 1% = $218.12.

    Income Portfolio - Net sales dollar amount of $8,856 @ 1/29 of 1% = $3.05.

    TOTAL aggregate fee due for ALL PORTFOLIOS = $245.37.

    Funds in the amount of $245.37, representing the registration fee, were wired to CIK #909230. Transmitted herewith is an opinion of counsel.


                                                 Very truly yours,
JJP/ems

cc:  Mr. J. deMichaelis, SEC                     John J. Pyburn
     Ms. R. McLaughlin, E&Y                      Assistant Treasurer